Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (at March 31, 2014):

	Quotes Prices	Significant	Significant
	in Active	Other Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Warrant Liability	-	-	27,160
Interest Rate Swap Derivative Liability	-	157	-

Assets and Liabilities Measured at Fair Value on a Recurring Basis (at December 31, 2013)

	Quotes Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Due from Continental Stock and Trust	15,908	-	-

Warrant Liability	-	-	18,280

Interest Rate Swap Derivative Liability		178

Foreign Currency Forward Liability		53